Other non-current assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other non-current assets
NOTE 9: OTHER
NON-CURRENT
ASSETS

(€’000)	As at 31 December,
	2019	2018
Non-current trade receivables Mesoblast license agreement	1,955	1,743
Net investment in Lease	477	—

Total Non-current Trade and Other receivables	2,432	1,743

In May 2018, the Group has entered into an exclusive license agreement with Mesoblast. More details on the transaction and its revenue recognition pattern is set forth in disclosure note 24.
At balance sheet date, a net investment in lease has been recorded in view of adoption of new accounting standard IFRS16
Leases
as from January 1, 2019, as the Group subleases some office spaces it leases from a head lessor. See disclosure note 3.

(€’000)	As at 31 December,
	2019	2018
R&D Tax credit receivable	3,051	1,472

Total Non-current Grant receivables	3,051	1,472

Deposits	257	215

Total Other non-current assets	257	215

In 2017, the Group recognized for the first time a R&D tax credit (€1.2 million) receivable from the federal government that included a one-off
catch-up
effect. As from 2018, further R&D tax credit receivables are recorded on an annual base increment. For the current year, the R&D tax credit has been updated for an amount of €1.6 million, taking into account all information available at this date.
The
non-current
assets refer to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.